Classification of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Classification of Each Class of Financial Assets and their Carrying Values
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2022					2021

				Fair value	Amortised cost		Fair value			Amortised cost

All figures in £ millions	Notes	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value	Fair value through other comprehensive income 1	Fair value through profit and loss 1	Fair value – hedging instrument	Financial assets	Total carrying value

Investments in unlisted securities	15	24	109	–	–	133	28	85	–	–	113

Cash and cash equivalents	17	–	40	–	518	558	–	84	–	853	937

Derivative financial instruments	16	–	5	54	–	59	–	–	32	–	32

Trade receivables	22	–	–	–	825	825	–	–	–	854	854

Investment in finance lease receivable	22	–	–	–	121	121	–	–	–	115	115

Other receivable		–	–	–	3	3	–	87	–	–	87

Total financial assets		24	154	54	1,467	1,699	28	256	32	1,822	2,138

1.	Comparative balances have been restated – see Note 1b.

Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2022					2021

			Fair value	Amortised cost			Fair value		Amortised cost

All figures in £ millions	Notes	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value

Derivative financial instruments	16	(2)	(63)	–	(65)	(65)	(12)	(22)	–	(34)	(34)

Trade payables	24	–	–	(348)	(348)	(348)	–	–	(351)	(351)	(351)

Deferred and contingent consideration	24	(79)	–	–	(79)	(79)	(44)	–	–	(44)	(44)

Other borrowings due within one year	18	–	–	(86)	(86)	(86)	–	–	(155)	(155)	(155)

Borrowings due after more than one year	18	–	–	(1,144)	(1,144)	(1,096)	–	–	(1,245)	(1,245)	(1,276)

Total financial liabilities		(81)	(63)	(1,578)	(1,722)	(1,674)	(56)	(22)	(1,751)	(1,829)	(1,860)

Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements
The following table analyses the movements in level 3 fair value remeasurements:

			2022	2021 1

All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total

At beginning of year	87	113	200	234

Exchange differences	1	9	10	2

Acquisition of investments and other receivable	7	12	19	4

Repayments	(92)	–	(92)	(16)

Disposal of investments	–	(48)	(48)	(54)

Fair value movements - OCI	–	18	18	4

Fair value movements - income statement	–	29	29	26

At end of year	3	133	136	200